Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 71	$ 70	$ 68
Past service cost		12	(32)
Net interest (income) expense	(4)	(2)	(3)
Special termination benefits		1	9
Plan administration costs	2	1	2
Net defined benefit plan expense recognized in net income	69	82	44
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	4	3
Past service cost		(76)	(1)
Net interest (income) expense	4	5	5
Net defined benefit plan expense recognized in net income	$ 6	$ (67)	$ 7